Income and Other Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]	Income before income taxes ("pre-tax income") was as follows:

	Year Ended December 31,
	2011	2010	2009
Domestic income	$917	$433	$45
Foreign income	648	382	582
Income Before Income Taxes	$1,565	$815	$627

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Provisions (benefits) for income taxes was as follows:

	Year Ended December 31,
	2011	2010	2009
Federal Income Taxes
Current	$52	$153	$(50)
Deferred	134	(17)	109
Foreign Income Taxes
Current	103	59	84
Deferred	38	8	11
State Income Taxes
Current	28	46	(2)
Deferred	31	7	—
Total Provision (Benefits)	$386	$256	$152

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the U.S. federal statutory income tax rate to the consolidated effective income tax rate was as follows:

	Year Ended December 31,
	2011	2010	2009
U.S. federal statutory income tax rate	35.0%	35.0%	35.0%
Nondeductible expenses	2.0%	6.3%	3.2%
Effect of tax law changes	0.2%	(0.2)%	—%
Change in valuation allowance for deferred tax assets	(0.3)%	2.6%	(1.7)%
State taxes, net of federal benefit	2.4%	2.0%	(0.2)%
Audit and other tax return adjustments	(1.0)%	(3.6)%	(8.7)%
Tax-exempt income, credits and incentives	(3.1)%	(3.9)%	(4.7)%
Foreign rate differential adjusted for U.S. taxation of foreign profits(1)	(10.4)%	(6.7)%	0.5%
Other	(0.1)%	(0.1)%	0.8%
Effective Income Tax Rate	24.7%	31.4%	24.2%

(1)	The “U.S. taxation of foreign profits” represents the U.S. tax, net of foreign tax credits, associated with actual and deemed repatriations of earnings from our non-U.S. subsidiaries.

Allocation of Income Tax Expense Benefit [Table Text Block]
Total income tax expense (benefit) was allocated as follows:

	Year Ended December 31,
	2011	2010	2009
Pre-tax income	$386	$256	$152
Common shareholders' equity:
Changes in defined benefit plans	(277)	12	(61)
Stock option and incentive plans, net	1	(6)	21
Cash flow hedges	3	5	—
Translation adjustments	2	6	(13)
Total Income Tax Expense (Benefit)	$115	$273	$99

Summary of Income Tax Contingencies [Table Text Block]

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2011	2010	2009
Balance at January 1	$186	$148	$170
Additions from acquisitions	—	46	—
Additions related to current year	43	38	6
Additions related to prior years positions	38	24	27
Reductions related to prior years positions	(17)	(16)	(33)
Settlements with taxing authorities(1)	(14)	(19)	(7)
Reductions related to lapse of statute of limitations	(8)	(35)	(29)
Currency	(3)	—	14
Balance at December 31	$225	$186	$148

(1)	Majority of settlements did not result in the utilization of cash

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences that give rise to significant portions of the deferred taxes were as follows:

	December 31,
	2011	2010
Deferred Tax Assets
Research and development	$876	$855
Post-retirement medical benefits	368	373
Depreciation	224	200
Net operating losses	637	634
Other operating reserves	95	194
Tax credit carryforwards	379	409
Deferred compensation	306	340
Allowance for doubtful accounts	93	97
Restructuring reserves	29	78
Pension	547	437
Other	168	156
Subtotal	3,722	3,773
Valuation allowance	(677)	(735)
Total	$3,045	$3,038

Deferred Tax Liabilities
Unearned income and installment sales	$1,016	$1,025
Intangibles and goodwill	1,227	1,229
Other	13	54
Total	$2,256	$2,308

Total Deferred Taxes, Net	$789	$730